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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2009

Classes ADV, I, S and Service 2 ("S2")

ING Variable Products Trust

Domestic Equity Growth Portfolios

■ ING MidCap Opportunities Portfolio*

■ ING SmallCap Opportunities Portfolio*

International Equity Portfolio

■ ING International Value Portfolio*

*  Prior to May 1, 2009, the Portfolio's name contained the "VP" prefix.

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	13

Portfolios of Investments	24

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)  The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president's promised $1 trillion stimulus package, a federal funds rate now reduced to 0%-0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product ("GDP") for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program ("TARP"). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president's first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup's claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as "green shoots".

In housing, the Standard & Poor's ("S&P")/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter's decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government's stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points ("bp"). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond-2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month's gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%,

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING MidCap Opportunities Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,106.30	1.14%	$5.95	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,110.10	0.64	3.35	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,108.20	0.89	4.65	1,000.00	1,020.38	0.89	4.46
Class S2(1)	1,000.00	1,260.00	1.04	3.99	1,000.00	1,019.64	1.04	5.21
ING SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,066.40	1.41%	$7.22	$1,000.00	$1,017.80	1.41%	$7.05
Class I	1,000.00	1,070.10	0.91	4.67	1,000.00	1,020.28	0.91	4.56
Class S	1,000.00	1,068.90	1.13	5.80	1,000.00	1,019.19	1.13	5.66
Class S2(1)	1,000.00	1,300.60	1.31	5.12	1,000.00	1,018.30	1.31	6.56
ING International Value Portfolio
Class ADV	$1,000.00	$1,094.80	1.50%	$7.79	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,094.40	1.00	5.19	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	1,091.60	1.20	6.22	1,000.00	1,018.84	1.20	6.01
Class S2(1)	1,000.00	1,358.50	1.40	5.61	1,000.00	1,017.85	1.40	7.00

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124-day period ended June 30, 2009.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

Effective May 1, 2009, the contractual obligations for ING SmallCap Opportunities Portfolio have changed. If these changes had been in place during the entire six-month period, actual and hypothetical ending account balances annualized expense ratio and expenses paid would have been as follows:

	Actual Fund Return				Hypothetical (5% return before expenses)
ING SmallCap Opportunities Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009**	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009**
Class ADV	$1,000.00	$1,066.40	1.42%	$7.28	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	1,070.10	0.92	4.72	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	1,068.90	1.17	6.00	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,300.60	1.32	5.16	1,000.00	1,018.25	1.32	6.61

**  Expenses are equal to each Fund's respective annualized expense ratios, adjusted for contractual changes, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio	ING International Value Portfolio
ASSETS:
Investments in securities at value+*	$495,833,212	$115,325,543	$370,773,456
Short-term investments**	16,618,796	10,158,965	14,585,838
Short-term investments in affiliates***	8,378,000	2,556,000	—
Cash	47,455	453	9,424
Foreign currencies at value****	—	—	6,244,517
Receivables:
Investment securities sold	14,953,888	4,176,823	3,424,713
Fund shares sold	284,208	175,469	57,663
Dividends and interest	243,744	51,589	902,706
Prepaid expenses	3,911	1,031	3,087
Reimbursement due from manager	113,769	23,394	18,812
Total assets	536,476,983	132,469,267	396,020,216
LIABILITIES:
Payable for investment securities purchased	12,531,753	3,840,889	51,045
Payable for fund shares redeemed	230,816	109,188	489,539
Payable upon receipt of securities loaned	16,881,945	10,252,424	14,654,751
Payable to affiliates	400,888	93,765	309,502
Payable for directors fees	4,415	5,474	8,819
Other accrued expenses and liabilities	86,738	53,849	228,317
Payable for borrowings against line of credit	—	—	6,740,000
Total liabilities	30,136,555	14,355,589	22,481,973
NET ASSETS	$506,340,428	$118,113,678	$373,538,243
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,517,551,939	$163,127,296	$592,415,706
Undistributed net investment income (accumulated net investment loss)	600,629	(86,455)	4,184,892
Accumulated net realized loss on investments and foreign currency related transactions	(1,046,121,667)	(41,811,593)	(243,203,675)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	34,309,527	(3,115,570)	20,141,320
NET ASSETS	$506,340,428	$118,113,678	$373,538,243
+ Including securities loaned at value	$16,380,205	$9,954,499	$13,679,536
* Cost of investments in securities	$461,260,536	$118,347,654	$350,677,100
** Cost of short-term investments	$16,881,945	$10,252,424	$14,654,751
*** Cost of short-term investments in affiliates	$8,378,000	$2,556,000	$—
**** Cost of foreign currencies	$—	$—	$6,150,518

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio	ING International Value Portfolio
Class ADV:
Net assets	$20,107	$67,431	$15,265
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	2,877	5,251	2,081
Net asset value and redemption price per share	$6.99	$12.84	$7.34
Class I:
Net assets	$238,747,706	$63,312,876	$362,608,985
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	33,631,465	4,823,124	49,179,913
Net asset value and redemption price per share	$7.10	$13.13	$7.37
Class S:
Net assets	$267,568,836	$54,729,470	$10,909,936
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	38,406,122	4,250,489	1,449,658
Net asset value and redemption price per share	$6.97	$12.88	$7.53
Class S2:
Net assets	$3,779	$3,901	$4,057
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	541	304	553
Net asset value and redemption price per share	$6.99	$12.85	$7.34

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio	ING International Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$2,253,835	$377,704	$6,702,411
Interest	61	—	89,850
Securities lending income, net	80,393	60,960	342,605
Total investment income	2,334,289	438,664	7,134,866
EXPENSES:
Investment management fees	1,621,197	392,452	1,425,297
Distribution and service fees:
Class ADV	29	62	15
Class S	305,156	62,123	11,902
Class S2	6	6	6
Transfer agent fees	724	321	617
Administrative service fees	222,742	52,327	167,680
Shareholder reporting expense	64,745	30,339	61,883
Registration fees	—	—	148
Professional fees	54,010	23,063	64,598
Custody and accounting expense	33,705	17,115	85,374
Directors fees	6,011	625	8,243
Miscellaneous expense	12,382	3,658	15,420
Interest expense	45	—	1,857
Total expenses	2,320,752	582,091	1,843,040
Net waived and reimbursed fees	(589,097)	(52,717)	(151,450)
Net expenses	1,731,655	529,374	1,691,590
Net investment income (loss)	602,634	(90,710)	5,443,276
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(73,144,756)	(22,448,448)	(67,128,164)
Foreign currency related transactions	190	—	(154,052)
Net realized loss on investments and foreign currency related transactions	(73,144,566)	(22,448,448)	(67,282,216)
Net change in unrealized appreciation or depreciation on:
Investments	119,785,275	29,992,525	94,554,099
Foreign currency related transactions	(215)	—	127,368
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	119,785,060	29,992,525	94,681,467
Net realized and unrealized gain on investments and foreign currency related transactions	46,640,494	7,544,077	27,399,251
Increase in net assets resulting from operations	$47,243,128	$7,453,367	$32,842,527
* Foreign taxes withheld	$6,845	$534	$660,590
(1) Dividends from affiliates	$14,179	$4,393	$19,443

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Portfolio		ING SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$602,634	$174,523	$(90,710)	$(234,334)
Net realized loss on investments and foreign currency related transactions	(73,144,566)	(123,758,980)	(22,448,448)	(18,380,769)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	119,785,060	(109,710,604)	29,992,525	(44,168,656)
Increase (decrease) in net assets resulting from operations	47,243,128	(233,295,061)	7,453,367	(62,783,759)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(4)	—	—	—
Class I	(127,031)	—	—	—
Class S	(15,349)	—	—	—
Class S2	(1)	—	—	—
Net realized gains:
Class I	—	—	—	(12,294,247)
Class S	—	—	—	(13,213,982)
Total distributions	(142,385)	—	—	(25,508,229)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,682,814	243,250,863	6,710,201	22,773,411
Proceeds from shares issued in merger (Note 12)	—	376,785,676	—	—
Payments by affiliates (Note 14)	—	15,465	—	110,798
Reinvestment of distributions	142,384	—	—	25,508,229
	52,825,198	620,052,004	6,710,201	48,392,438
Cost of shares redeemed	(38,835,115)	(66,458,733)	(6,692,614)	(38,364,302)
Net increase in net assets resulting from capital share transactions	13,990,083	553,593,271	17,587	10,028,136
Net increase (decrease) in net assets	61,090,826	320,298,210	7,470,954	(78,263,852)
NET ASSETS:
Beginning of period	445,249,602	124,951,392	110,642,724	188,906,576
End of period	$506,340,428	$445,249,602	$118,113,678	$110,642,724
Undistributed net investment income (accumulated net investment loss) at end of period	$600,629	$140,380	$(86,455)	$4,255

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Value Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$5,443,276	$12,246,950
Net realized loss on investments and foreign currency related transactions	(67,282,216)	(171,509,356)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	94,681,467	(97,605,331)
Increase (decrease) in net assets resulting from operations	32,842,527	(256,867,737)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(2)	(17)
Class I	(1,574,983)	(13,548,576)
Class S	(40,627)	(331,802)
Class S2	(17)	—
Net realized gains:
Class ADV	—	(120)
Class I	—	(76,788,879)
Class S	—	(2,020,745)
Total distributions	(1,615,629)	(92,690,139)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,823,843	154,981,343
Payments by affiliates (Note 14)	—	729,720
Reinvestment of distributions	1,615,610	92,690,003
	25,439,453	248,401,066
Cost of shares redeemed	(32,932,419)	(78,590,732)
Net increase (decrease) in net assets resulting from capital share transactions	(7,492,966)	169,810,334
Net increase (decrease) in net assets	23,733,932	(179,747,542)
NET ASSETS:
Beginning of period	349,804,311	529,551,853
End of period	$373,538,243	$349,804,311
Undistributed net investment income at end of period	$4,184,892	$357,245

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	Total distributions	Payments by affiliates (note 14)		Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)	($)	($)	($)		($)	($)	($)		($)	(%)
ING MidCap Opportunities Portfolio
Class ADV
06-30-09	6.32	(0.00)*	0.67	0.67	0.00	*	—	—	—		6.99	10.63
12-31-08	10.20	(0.03)•	(3.85)	(3.88)	—		—	—	0.00	*	6.32	(38.04	)(a)
12-31-07	8.16	(0.07)	2.11	2.04	—		—	—	—		10.20	25.00
12-29-06(4)-12-31-06	8.16 *†	(0.00)*	—	(0.00)*	—		—	—	—		8.16 (b)	—
Class I
06-30-09	6.40	0.01	0.69	0.70	0.00	*	—	—	—		7.10	11.01
12-31-08	10.26	0.01	(3.87)	(3.86)	—		—	—	0.00	*	6.40	(37.62	)(a)
12-31-07	8.16	(0.03)	2.13	2.10	—		—	—	—		10.26	25.74
12-31-06	7.57	(0.03)	0.62	0.59	—		—	—	—		8.16	7.79
12-31-05	6.86	(0.02)	0.73	0.71	—		—	—	—		7.57	10.35
12-31-04	6.15	(0.02)	0.73	0.71	—		—	—	—		6.86	11.54
Class S
06-30-09	6.29	0.01	0.67	0.68	0.00	*	—	—	—		6.97	10.82
12-31-08	10.10	(0.00)*	(3.81)	(3.81)	—		—	—	0.00	*	6.29	(37.72	)(a)
12-31-07	8.05	(0.06)	2.11	2.05	—		—	—	—		10.10	25.47
12-31-06	7.48	(0.05)	0.62	0.57	—		—	—	—		8.05	7.62
12-31-05	6.79	(0.04)	0.73	0.69	—		—	—	—		7.48	10.16
12-31-04	6.11	(0.03)	0.71	0.68	—		—	—	—		6.79	11.13
Class S2
02-27-09(4)-06-30-09	5.55	0.00 *	1.44	1.44	0.00	*	—	—	—		6.99	26.00
ING SmallCap Opportunities Portfolio
Class ADV
06-30-09	12.04	(0.03)•	0.83	0.80	—		—	—	—		12.84	6.64
11-20-08(4)-12-31-08	9.63	(0.01)	2.41	2.40	—		—	—	0.01		12.04	25.03	(c)
Class I
06-30-09	12.27	(0.00)*	0.86	0.86	—		—	—	—		13.13	7.01
12-31-08	21.98	(0.01)	(6.61)	(6.62)	—		3.10	3.10	0.01		12.27	(34.48	)(c)
12-31-07	19.97	0.01	2.00	2.01	—		—	—	—		21.98	10.07
12-31-06	17.74	(0.07)	2.30	2.23	—		—	—	—		19.97	12.57
12-31-05	16.26	(0.08)	1.56	1.48	—		—	—	—		17.74	9.10
12-31-04	14.76	(0.09)	1.59	1.50	—		—	—	—		16.26	10.16
Class S
06-30-09	12.05	(0.02)	0.85	0.83	—		—	—	—		12.88	6.89
12-31-08	21.68	(0.05)	(6.49)	(6.54)	—		3.10	3.10	0.01		12.05	(34.59	)(c)
12-31-07	19.74	(0.03)	1.97	1.94	—		—	—	—		21.68	9.83
12-31-06	17.57	(0.11)	2.28	2.17	—		—	—	—		19.74	12.35
12-31-05	16.14	(0.12)	1.55	1.43	—		—	—	—		17.57	8.86
12-31-04	14.68	(0.11)	1.57	1.46	—		—	—	—		16.14	9.95
Class S2
02-27-09(4)-06-30-09	9.88	(0.02)	2.99	2.97	—		—	—	—		12.85	30.06

	Ratios to average net assets							Supplemental data
	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)		(%)		(%)		($000's)	(%)
ING MidCap Opportunities Portfolio
Class ADV
06-30-09	1.40	1.14	††	1.14	††	(0.03	)††	20	105
12-31-08	1.38	1.20	††	1.20	††	(0.40	)††	1	191
12-31-07	1.39	1.40	†	1.40	†	(0.79	)†	1	186
12-29-06(4)-12-31-06	1.45	1.40		1.40		(1.40)		1	139
Class I
06-30-09	0.90	0.64	††	0.64	††	0.41	††	238,748	105
12-31-08	0.88	0.70	††	0.70	††	0.11	††	195,295	191
12-31-07	0.89	0.90	†	0.90	†	(0.39	)†	91,459	186
12-31-06	0.95	0.90		0.90		(0.32)		71,154	139
12-31-05	0.97	0.90		0.90		(0.31)		78,760	90
12-31-04	0.96	0.94		0.94		(0.47)		83,969	73
Class S
06-30-09	1.15	0.89	††	0.89	††	0.16	††	267,569	105
12-31-08	1.13	0.90	††	0.90	††	(0.02	)††	249,953	191
12-31-07	1.14	1.10	†	1.10	†	(0.59	)†	33,491	186
12-31-06	1.20	1.10		1.10		(0.53)		33,810	139
12-31-05	1.22	1.10		1.10		(0.51)		41,989	90
12-31-04	1.21	1.14		1.14		(0.68)		42,808	73
Class S2
02-27-09(4)-06-30-09	1.40	1.04	††	1.04	††	0.08	††	4	105
ING SmallCap Opportunities Portfolio
Class ADV
06-30-09	1.49	1.41	††	1.41	††	(0.53	)††	67	87
11-20-08(4)-12-31-08	1.43	1.40	††	1.40	††	(0.93	)††	4	148
Class I
06-30-09	0.99	0.91	††	0.91	††	(0.07	)††	63,313	87
12-31-08	0.93	0.90	††	0.90	††	(0.04	)††	56,476	148
12-31-07	0.90	0.90	††	0.90	††	0.07	††	83,695	97
12-31-06	0.93	0.90		0.90		(0.35)		81,210	84
12-31-05	0.96	0.90		0.90		(0.52)		81,155	83
12-31-04	0.94	0.90		0.90		(0.58)		86,218	67
Class S
06-30-09	1.24	1.13	††	1.13	††	(0.29	)††	54,729	87
12-31-08	1.18	1.10	††	1.10	††	(0.26	)††	54,163	148
12-31-07	1.15	1.10	††	1.10	††	(0.14	)††	105,212	97
12-31-06	1.18	1.10		1.10		(0.55)		122,526	84
12-31-05	1.21	1.10		1.10		(0.72)		118,854	83
12-31-04	1.19	1.10		1.10		(0.78)		109,246	67
Class S2
02-27-09(4)-06-30-09	1.49	1.31	††	1.31	††	(0.43	)††	4	87

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions	Payments by affiliates (note 14)	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
ING International Value Portfolio
Class ADV
06-30-09	6.74	0.17	•	0.46	0.63	0.03	—	0.03	—	7.34	9.48
12-31-08	14.21	0.22		(5.67)	(5.45)	0.25	1.78	2.03	0.01	6.74	(43.11	)(d)
12-31-07	15.26	0.19		1.60	1.79	0.19	2.65	2.84	—	14.21	12.63
12-29-06(4)-12-31-06	15.26 †	(0.00	)•	—	(0.00)•	—	—	—	—	15.26 (b)	—
Class I
06-30-09	6.77	0.11		0.52	0.63	0.03	—	0.03	—	7.37	9.44
12-31-08	14.24	0.27		(5.67)	(5.40)	0.30	1.78	2.08	0.01	6.77	(42.76	)(d)
12-31-07	15.26	0.28		1.62	1.90	0.27	2.65	2.92	—	14.24	13.44
12-31-06	12.73	0.34		3.36	3.70	0.35	0.82	1.17	—	15.26	29.44
12-31-05	12.76	0.18	•	0.89	1.07	0.30	0.80	1.10	—	12.73	9.43
12-31-04	11.01	0.16		1.74	1.90	0.15	—	0.15	—	12.76	17.41
Class S
06-30-09	6.93	0.10		0.53	0.63	0.03	—	0.03	—	7.53	9.16
12-31-08	14.39	0.25		(5.66)	(5.41)	0.28	1.78	2.06	0.01	6.93	(42.31	)(d)
12-31-07	15.41	0.23		1.64	1.87	0.24	2.65	2.89	—	14.39	13.06
12-31-06	12.88	0.28		3.39	3.67	0.32	0.82	1.14	—	15.41	28.81
12-31-05	12.92	0.13	•	0.92	1.05	0.29	0.80	1.09	—	12.88	9.04
12-31-04	11.16	0.13		1.76	1.89	0.13	—	0.13	—	12.92	17.03
Class S2
02-27-09(4)-06-30-09	5.43	0.08		1.86	1.94	0.03	—	0.03	—	7.34	35.85

	Ratios to average net assets							Supplemental data
	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)		(%)		(%)		($000's)	(%)
ING International Value Portfolio
Class ADV
06-30-09	1.59	1.50		1.50		4.87		15	110
12-31-08	1.56	1.50	††	1.50	††	2.06	††	0 **	207
12-31-07	1.69	1.50	††	1.50	††	1.25	††	1	202
12-29-06(4)-12-31-06	1.69	1.50	††	1.50	††	(1.50	)††	1	146
Class I
06-30-09	1.09	1.00		1.00		3.25		362,609	110
12-31-08	1.06	1.00	††	1.00	††	2.59	††	340,022	207
12-31-07	1.19	1.00	††	1.00	††	1.77	††	515,883	202
12-31-06	1.19	1.00	††	1.00	††	2.40	††	460,381	146
12-31-05	1.22	1.00		1.00		1.50		348,326	125
12-31-04	1.22	1.00		1.00		1.48		262,694	98
Class S
06-30-09	1.34	1.20		1.20		2.95		10,910	110
12-31-08	1.31	1.20	††	1.20	††	2.35	††	9,782	207
12-31-07	1.44	1.20	††	1.20	††	1.44	††	13,668	202
12-31-06	1.44	1.20	††	1.20	††	2.00	††	7,007	146
12-31-05	1.47	1.20		1.20		1.05		2,847	125
12-31-04	1.47	1.20		1.20		1.14		1,225	98
Class S2
02-27-09(4)-06-30-09	1.59	1.40		1.40		3.86		4	110

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)  Commencement of operations.
•  Calculated using average number of shares outstanding throughout the period.
*  Amount is more than $(0.005), or less than $0.005
**  Amount is less than $500.
†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment income or loss ratio.
††  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)  There was no impact on total return due to payment by affiliate.
(b)  For ING MidCap Opportunities Portfolio amount was previously reported as $8.20 and has been corrected to reflect the actual NAV. For ING International Portfolio amount was previously reported as $15.38 and has been corrected to reflect the actual NAV.
(c)  Excluding a payment by affiliate in 2008, Small Cap Opportunities total return would have been 24.72%, (34.52)% and (34.64)% for Classes ADV, I and S, respectively.
(d)  Excluding a payment by affiliate in 2008, International Value total return would have been (43.18)%, (42.86)% and (42.43)% on Classes ADV, I and S, respectively.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. There are three active separate investment series which comprise the Trust: ING MidCap Opportunities Portfolio ("MidCap Opportunities") formerly, ING VP MidCap Opportunities Portfolio, ING SmallCap Opportunities Portfolio ("SmallCap Opportunities") formerly, ING VP SmallCap Opportunities Portfolio and ING International Value Portfolio ("International Value") formerly, ING VP International Value Portfolio; each, a "Portfolio" and collectively, the "Portfolios."

Each Portfolio's investment objective is to seek long-term capital appreciation.

Each Portfolio offers Adviser Class ("ADV Class") shares, Class I shares, Class S and Service 2 Class ("Class S2") shares. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from a Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

ING Investments, LLC ("ING Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), a Connecticut corporation, to serve as the sub-adviser to each Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolios' investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

F.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined under procedures approved by the Board.

K.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
MidCap Opportunities	$476,870,578	$461,861,917
SmallCap Opportunities	90,758,793	90,783,263
International Value	367,291,626	361,181,069

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $400 million, 0.65% on the next $450 million, and 0.60% in excess of $1.1 billion for MidCap Opportunities. For SmallCap Opportunities, the Investment Adviser receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. The Investment Adviser receives an investment advisory fee of 0.85% of average daily net assets from International Value.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2009, the Investment Adviser for MidCap Opportunities waived $3,072, SmallCap Opportunities waived $986 and International Value waived $4,215. These fees are not subject to recoupment.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. ING Funds Distributor, LLC contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Distributor or Administrator, as applicable, a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Distributor or Administrator, as applicable, is entitled to use the proceeds from the Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents. Prior to March 1, 2009, the Administrator was entitled to payments under the plan.

During the six months ended June 30, 2009, the Distributor or Administrator, as applicable voluntarily waived 0.05% of average daily net assets of Class S related to the shareholder service fee for MidCap Opportunities and International Value through May 1, 2010. The Administrator also voluntarily waived 0.05% of average daily net assets of Class S related to the shareholder service fee for SmallCap Opportunities until April 30, 2009.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
MidCap Opportunities	$302,845	$41,873	$56,170	$400,888
SmallCap Opportunities	72,701	9,718	11,346	93,765
International Value	275,202	32,456	1,844	309,502

At June 30, 2009, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — SmallCap Opportunities (22.50%) and International Value (63.50%)

ING LifeStyle Growth Portfolio — MidCap Opportunities (6.40%)

ING LifeStyle Moderate Growth Portfolio — MidCap Opportunities (5.40%)

ING National Trust — SmallCap Opportunities (5.30%)

ING Solution 2025 Portfolio — MidCap Opportunities (5.00%) and International Value (7.90%)

ING Solution 2035 Portfolio — International Value (7.30%)

ING Solution 2045 Portfolio — International Value (6.60%)

ING USA Annuity and Life Insurance — MidCap Opportunities (51.60%) and SmallCap Opportunities (44.70%)

Reliastar Life Insurance Company — MidCap Opportunities (6.10%); SmallCap Opportunities (22.20%); and International Value (6.90%)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement ("Expense Limitation Agreement") with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	1.10%	1.30%
SmallCap Opportunities(2)	1.42%	0.92%	1.17%	1.32%
International Value	1.50%	1.00%	1.20%	1.40%

(1)  Pursuant to a side agreement, ING Investments has lowered the expense limits for MidCap Opportunities through May 1, 2010. The expense limits for MidCap Opportunities are 1.14%, 0.64%, 0.89% and 1.04% for Class ADV, Class I, Class S and Class S2, respectively.

(2)  Effective May 1, 2009 the expense limits for SmallCap Opportunities were revised. Prior to this date, the expense limits were 1.40%, 0.90%, 1.10% and 1.30% for Class ADV, Class I, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the particular Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total
MidCap Opportunities	$14,838	$216,415	$1,261,632	$1,492,885
SmallCap Opportunities	22,453	16,388	49,029	87,870
International Value	852,343	660,803	291,429	1,804,575

These amounts do not include shareholding servicing fees voluntarily waived by the administrator.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

Each of the Portfolios included in this report, in addition to certain other portfolios managed by the Investment Adviser have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.07% and, effective June 2, 2009, 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2009:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
MidCap Opportunities	2	$830,000	0.98%
International Value(1)	38	1,666,579	1.07%

(1)  At June 30, 2009, International Value had an outstanding balance of $6,740,000.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
06-30-09	2,876	—	1	(124)	2,753	16,214	—	4	(848)	15,370
12-31-08	1	—	—	(2)	(1)	10	—	—	(20)	(10)
Class I
06-30-09	5,952,921	—	20,555	(2,848,732)	3,124,744	38,740,441	—	127,031	(17,615,456)	21,252,016
12-31-08	24,207,656	459,083	—	(3,077,798)	21,588,941	218,886,739	4,521,706	—	(26,775,878)	196,632,567
Class S
06-30-09	2,156,012	—	2,529	(3,513,878)	(1,355,337)	13,923,159	—	15,349	(21,218,811)	(7,280,303)
12-31-08	2,761,944	38,484,139	—	(4,801,501)	36,444,582	24,364,114	372,279,435	—	(39,682,835)	356,960,714
Class S2
02-27-09(1) - 6-30-09	541	—	—	—	541	3,000	—	—	—	3,000
SmallCap Opportunities
Class ADV
06-30-09	4,939	—	—	—	4,939	57,809	—	—	—	57,809
11-20-08(1) - 12-31-08	312	—	—	—	312	3,000	4	—	—	3,004
Class I
06-30-09	542,846	—	—	(322,340)	220,506	6,335,953	—	—	(3,619,226)	2,716,727
12-31-08	1,244,644	—	688,368	(1,138,915)	794,097	21,999,700	56,555	12,294,251	(17,989,268)	16,361,238
Class S
06-30-09	28,642	—	—	(273,481)	(244,839)	313,439	—	—	(3,073,388)	(2,759,949)
12-31-08	47,828	—	752,933	(1,158,827)	(358,066)	770,711	54,239	13,213,978	(20,375,034)	(6,336,106)
Class S2
02-27-09(1) - 6-30-09	304	—	—	—	304	3,000	—	—	—	3,000
International Value
Class ADV
06-30-09	2,015	—	—	(1)	2,014	12,609	—	—	(6)	12,603
12-31-08	1	—	—	(2)	(1)	8	1	—	(16)	(7)
Class I
06-30-09	3,665,576	—	263,375	(4,954,364)	(1,025,413)	23,061,815	—	1,574,983	(32,411,142)	(7,774,344)
12-31-08	12,806,241	—	8,743,929	(7,568,643)	13,981,527	149,983,171	709,313	90,337,453	(76,449,214)	164,580,723
Class S
06-30-09	112,903	—	6,628	(81,468)	38,063	746,419	—	40,627	(521,271)	265,775
12-31-08	444,210	—	224,254	(206,357)	462,107	4,998,164	20,406	2,352,550	(2,141,502)	5,229,618
Class S2
02-27-09(1) - 6-30-09	553	—	—	—	553	3,000	—	—	—	3,000

(1) Commencement of operations.

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned when the transaction is entered into and is adjusted daily for changes in the market values of the securities on loan. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund ("BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009 and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios'

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

continued lending of securities. The recorded value of each Portfolio's investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
MidCap Opportunities	$16,380,205	$16,881,945
SmallCap Opportunities	9,954,499	10,252,424
International Value	13,679,536	14,654,751

*  Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Portfolio of Investments.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities (MidCap Opportunities and International Value). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (International Value). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Derivatives (MidCap Opportunities and International Value). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a Portfolio's adviser or sub-adviser might imperfectly judge the market's direction.

NOTE 12 — REORGANIZATIONS

On April 28, 2008, MidCap Opportunities, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Mid Cap Growth Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforward (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
MidCap Opportunities	ING Mid Cap Growth Portfolio	$376,786	$266,503	$(824,611)	$13,448	1.1786

The net assets of MidCap Opportunities after the acquisition were approximately $643,289,206.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
MidCap Opportunities	$142,385	$—	$—
SmallCap Opportunities	—	4,164,761	21,343,468
International Value	1,615,629	65,488,459	27,201,680

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
MidCap Opportunities	$140,380	$(94,644,799)	$—	$—	$(793,584,070)	2009
					(1,322,139)	2010
					(54,086,947)	2015
					(114,814,679)	2016
					$(963,807,835)*
SmallCap Opportunities	—	(38,463,339)	(9,699,177)	—	(4,304,469)	2016
International Value	746,726	(100,527,505)	(55,629,244)	(390,028)	(94,304,310)	2016

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING agreed with the Portfolios to indemnify and hold harmless the Portfolios from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the U.S. Securities and Exchange Commission in connection with investigations related to mutual funds and variable insurance products. In December, 2008, ING settled its indemnification commitments by making payments to the affected Portfolios. In connection with the settlement, ING paid $15,465 to MidCap Opportunities, $110,798 to SmallCap Opportunities and $729,720 to International Value.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2009, the following Portfolios declared dividends of:

	PER SHARE AMOUNTS
	Net Investment Income	Payable Date	Record Date
MidCap Opportunities
Class ADV	$0.0050	July 2, 2009	June 30, 2009
Class I	$0.0127	July 2, 2009	June 30, 2009
Class S	$0.0085	July 2, 2009	June 30, 2009
Class S2	$0.0073	July 2, 2009	June 30, 2009
International Value
Class ADV	$0.0846	July 2, 2009	June 30, 2009
Class I	$0.0917	July 2, 2009	June 30, 2009
Class S	$0.0882	July 2, 2009	June 30, 2009
Class S2	$0.0846	July 2, 2009	June 30, 2009

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 21, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.3%
		Aerospace/Defense: 0.9%
131,320	@	TransDigm Group, Inc.	$4,753,784
			4,753,784
		Apparel: 1.0%
193,676		Coach, Inc.	5,206,011
			5,206,011
		Auto Manufacturers: 1.2%
142,920	@	Navistar International Corp.	6,231,312
			6,231,312
		Auto Parts & Equipment: 1.0%
175,343	@@	Autoliv, Inc.	5,044,618
			5,044,618
		Banks: 1.2%
110,560		Northern Trust Corp.	5,934,861
			5,934,861
		Chemicals: 3.6%
207,260		Airgas, Inc.	8,400,248
193,300		Ecolab, Inc.	7,536,767
42,650		Sherwin-Williams Co.	2,292,438
			18,229,453
		Coal: 1.0%
338,690		Arch Coal, Inc.	5,205,665
			5,205,665

Shares			Value
		Commercial Services: 3.8%
79,730	@,L	Alliance Data Systems Corp.	$3,284,079
116,640	@	Apollo Group, Inc. - Class A	8,295,437
43,283	@	FTI Consulting, Inc.	2,195,314
140,150		Global Payments, Inc.	5,250,019
			19,024,849
		Computers: 3.3%
254,060	@	Micros Systems, Inc.	6,432,799
405,624	@	NetApp, Inc.	7,998,905
80,920	@	Western Digital Corp.	2,144,380
			16,576,084
		Cosmetics/Personal Care: 1.3%
95,052	@,L	Chattem, Inc.	6,473,041
			6,473,041
		Distribution/Wholesale: 1.6%
331,270	@	LKQ Corp.	5,449,392
53,380		Watsco, Inc.	2,611,883
			8,061,275
		Diversified Financial Services: 4.8%
347,580		Invesco Ltd.	6,193,876
302,012	@	Knight Capital Group, Inc.	5,149,305
230,863	@@	Lazard Ltd.	6,214,832
392,480	@	TD Ameritrade Holding Corp.	6,884,099
			24,442,112
		Electric: 1.0%
232,170		Northeast Utilities	5,179,713
			5,179,713
		Electronics: 3.2%
554,630	@	Agilent Technologies, Inc.	11,264,532
98,690	@	Waters Corp.	5,079,574
			16,344,106
		Entertainment: 1.0%
397,990		Regal Entertainment Group	5,289,287
			5,289,287
		Food: 1.5%
151,342		JM Smucker Co.	7,364,302
			7,364,302
		Healthcare-Products: 2.3%
45,344		CR Bard, Inc.	3,375,861
72,504	@	Gen-Probe, Inc.	3,116,222
139,160	@	Hospira, Inc.	5,360,443
			11,852,526
		Healthcare-Services: 4.0%
572,490	@	Healthsouth Corp.	8,266,756
147,170	@	Laboratory Corp. of America Holdings	9,976,654
792,710	@	Tenet Healthcare Corp.	2,235,442
			20,478,852
		Household Products/Wares: 0.9%
87,350		Church & Dwight Co., Inc.	4,743,979
			4,743,979

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 5.2%
192,960	@	F5 Networks, Inc.	$6,674,486
179,780	@	McAfee, Inc.	7,584,918
53,590	@,@@,L	Mercadolibre, Inc.	1,440,499
70,340	@,L	Priceline.com, Inc.	7,846,427
152,060	@	VeriSign, Inc.	2,810,069
			26,356,399
		Iron/Steel: 0.5%
97,250		Cliffs Natural Resources, Inc.	2,379,708
			2,379,708
		Leisure Time: 1.1%
179,423	@	WMS Industries, Inc.	5,653,619
			5,653,619
		Machinery-Construction & Mining: 1.5%
206,860		Joy Global, Inc.	7,389,039
			7,389,039
		Machinery-Diversified: 2.6%
180,477	@	Gardner Denver, Inc.	4,542,606
101,832		Roper Industries, Inc.	4,614,008
127,660		Wabtec Corp.	4,106,822
			13,263,436
		Media: 3.5%
694,500		CBS Corp. - Class B	4,805,940
202,663	@	Liberty Media Corp. - Entertainment	5,421,235
253,698		McGraw-Hill Cos., Inc.	7,638,847
			17,866,022
		Metal Fabricate/Hardware: 0.8%
233,915		Timken Co.	3,995,268
			3,995,268
		Miscellaneous Manufacturing: 2.4%
118,680		Brink's Co.	3,445,280
183,210		Dover Corp.	6,062,419
57,570		ITT Corp.	2,561,865
			12,069,564
		Oil & Gas: 4.0%
145,296		Murphy Oil Corp.	7,892,479
238,240	@@	Nexen, Inc.	5,157,896
484,610	@@	Talisman Energy, Inc.	6,925,077
			19,975,452
		Oil & Gas Services: 0.9%
173,230		Smith International, Inc.	4,460,673
			4,460,673
		Packaging & Containers: 1.0%
105,980		Silgan Holdings, Inc.	5,196,199
			5,196,199
		Pharmaceuticals: 5.1%
122,320	@	Express Scripts, Inc.	8,409,500
158,140		McKesson Corp.	6,958,160
243,710	@	Sepracor, Inc.	4,221,057
181,126	@	Watson Pharmaceuticals, Inc.	6,102,135
			25,690,852

Shares			Value
		Retail: 10.2%
174,250		Abercrombie & Fitch Co.	$4,424,208
206,980		Advance Auto Parts, Inc.	8,587,600
314,460		American Eagle Outfitters	4,455,898
135,170		Darden Restaurants, Inc.	4,457,907
109,980	@	Dollar Tree, Inc.	4,630,158
191,870	@	Gymboree Corp.	6,807,548
161,920		MSC Industrial Direct Co.	5,744,922
89,270		Ross Stores, Inc.	3,445,822
166,390		Staples, Inc.	3,356,086
177,120		TJX Cos., Inc.	5,572,195
			51,482,344
		Semiconductors: 6.5%
312,280		Altera Corp.	5,083,918
331,420	@	Broadcom Corp.	8,215,902
221,940	@,@@	Marvell Technology Group Ltd.	2,583,382
276,830	@	MEMC Electronic Materials, Inc.	4,930,342
458,600		National Semiconductor Corp.	5,755,430
932,420	@	ON Semiconductor Corp.	6,396,401
			32,965,375
		Software: 6.4%
127,610	@	Autodesk, Inc.	2,422,038
201,460	@	BMC Software, Inc.	6,807,333
85,610		Dun & Bradstreet Corp.	6,952,388
95,050	@	Fiserv, Inc.	4,343,785
239,500	@	Intuit, Inc.	6,744,320
157,100	@	Sybase, Inc.	4,923,514
			32,193,378
		Telecommunications: 4.1%
125,610		Embarq Corp.	5,283,157
355,500	@	Polycom, Inc.	7,205,985
336,200	@	SBA Communications Corp.	8,250,348
			20,739,490
		Transportation: 1.9%
316,600		JB Hunt Transport Services, Inc.	9,665,798
			9,665,798
Total Common Stock (Cost $453,376,294)			487,778,446
EXCHANGE-TRADED FUNDS: 1.6%
		Exchange-Traded Funds: 1.6%
139,942	L	iShares Russell Midcap Growth Index Fund	5,100,886
161,150	L	KBW Regional Banking ETF	2,953,880
Total Exchange-Traded Funds (Cost $7,884,242)			8,054,766
Total Long-Term Investments (Cost $461,260,536)			495,833,212
SHORT-TERM INVESTMENTS: 5.0%

	Affiliated Mutual Fund: 1.7%
8,378,000	ING Institutional Prime Money Market Fund - Class I	8,378,000
Total Mutual Fund (Cost $8,378,000)		8,378,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 3.3%
$16,881,945	Bank of New York Mellon Corp. Institutional Cash Reserves	$16,618,796
Total Securities Lending Collateral (Cost $16,881,945)		16,618,796
Total Short-Term Investments (Cost $25,259,945)		24,996,796

Total Investments in Securities (Cost $486,520,481)*	102.9%	$520,830,008
Other Assets and Liabilities - Net	(2.9)	(14,489,580)
Net Assets	100.0%	$506,340,428

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $495,837,757.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,293,619
Gross Unrealized Depreciation	(22,301,368)
Net Unrealized Appreciation	$24,992,251
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$487,778,446	$—	$—
Exchange-Traded Funds	8,054,766	—	—
Short-Term Investments	8,378,000	16,618,796	—
Total	$504,211,212	$16,618,796	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.7%
		Advertising: 0.4%
34,254	@	inVentiv Health, Inc.	$463,457
			463,457
		Aerospace/Defense: 2.4%
25,700		Curtiss-Wright Corp.	764,061
35,500	@	Moog, Inc.	916,255
16,900	@	Teledyne Technologies, Inc.	553,475
15,800		Triumph Group, Inc.	632,000
			2,865,791
		Airlines: 0.1%
3,000	@	Allegiant Travel Co.	118,920
			118,920
		Apparel: 0.7%
36,152	@	Carter's, Inc.	889,701
			889,701
		Auto Parts & Equipment: 0.5%
22,300	@@	Autoliv, Inc.	641,571
			641,571
		Banks: 1.4%
31,930	@	Signature Bank	865,942
15,200	L	Westamerica Bancorp.	754,072
			1,620,014
		Biotechnology: 4.9%
22,700	@	Acorda Therapeutics, Inc.	639,913
9,500	@	AMAG Pharmaceuticals, Inc.	519,365

Shares			Value
4,485	@	Bio-Rad Laboratories, Inc.	$338,528
30,600	@	Cubist Pharmaceuticals, Inc.	560,898
12,300	@,L	Dendreon Corp.	305,655
81,200	@,L	Human Genome Sciences, Inc.	232,232
36,500	@,L	InterMune, Inc.	554,800
42,400	@	Medicines Co.	355,736
27,200	@,L	Momenta Pharmaceuticals, Inc.	327,216
7,416	@	Nanosphere, Inc.	36,413
12,000	@	OSI Pharmaceuticals, Inc.	338,760
33,100	@	Regeneron Pharmaceuticals, Inc.	593,152
44,199	@	RTI Biologics, Inc.	189,614
52,200	@	Seattle Genetics, Inc.	507,384
1,500	@,L	United Therapeutics Corp.	124,995
60,322	@	Vical, Inc.	163,473
			5,788,134
		Building Materials: 0.5%
29,900		Simpson Manufacturing Co., Inc.	646,438
			646,438
		Chemicals: 1.1%
27,400		Albemarle Corp.	700,618
15,100		Minerals Technologies, Inc.	543,902
			1,244,520
		Commercial Services: 6.8%
49,684		Arbitron, Inc.	789,479
20,481	@	Capella Education Co.	1,227,836
66,933		Diamond Management & Technology Consultants, Inc.	281,119
17,800	@	FTI Consulting, Inc.	902,816
44,200	@	Geo Group, Inc.	821,236
23,100		Global Payments, Inc.	865,326
42,700		Monro Muffler, Inc.	1,097,817
31,300	@	Resources Connection, Inc.	537,421
18,064	@,@@	Steiner Leisure Ltd.	551,494
26,805		Watson Wyatt Worldwide, Inc.	1,005,992
			8,080,536
		Computers: 4.7%
26,100	@	CACI International, Inc.	1,114,731
16,800	@	Data Domain, Inc.	560,280
128,800	@	Mentor Graphics Corp.	704,536
30,900	@	Micros Systems, Inc.	782,388
90,300	@	Netscout Systems, Inc.	847,014
45,500	@	SYKES Enterprises, Inc.	823,095
17,600	@,L	Synaptics, Inc.	680,240
			5,512,284
		Cosmetics/Personal Care: 1.2%
21,000	@	Chattem, Inc.	1,430,100
			1,430,100
		Distribution/Wholesale: 3.3%
47,900	@	LKQ Corp.	787,955
29,900		Owens & Minor, Inc.	1,310,218
58,200	L	Pool Corp.	963,792
17,500		Watsco, Inc.	856,275
			3,918,240
		Diversified Financial Services: 1.9%
43,000	@	Knight Capital Group, Inc.	733,150
37,400		OptionsXpress Holdings, Inc.	580,822
19,100	@	Stifel Financial Corp.	918,519
			2,232,491

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Electric: 1.2%
35,900		Black Hills Corp.	$825,341
20,700		Unisource Energy Corp.	549,378
			1,374,719
		Electronics: 3.2%
11,600	@	Dionex Corp.	707,948
37,193	@	Flir Systems, Inc.	839,074
37,100	@	Multi-Fineline Electronix, Inc.	793,940
25,286	@	Varian, Inc.	997,027
22,100		Woodward Governor Co.	437,580
			3,775,569
		Entertainment: 1.3%
52,000	@	Bally Technologies, Inc.	1,555,840
			1,555,840
		Environmental Control: 1.6%
18,596	@	Clean Harbors, Inc.	1,003,998
33,244	@	Waste Connections, Inc.	861,352
			1,865,350
		Food: 1.0%
26,700		Flowers Foods, Inc.	583,128
81,571	@	Smart Balance, Inc.	555,499
			1,138,627
		Healthcare-Products: 5.6%
18,200	@	Gen-Probe, Inc.	782,236
24,388	@	Haemonetics Corp.	1,390,116
34,500	@	Immucor, Inc.	474,720
33,400	@	Luminex Corp.	619,236
25,300	@	Masimo Corp.	609,983
54,874		Meridian Bioscience, Inc.	1,239,055
45,400	@	Merit Medical Systems, Inc.	740,020
39,998	@	Micrus Endovascular Corp.	361,582
18,300	@	SonoSite, Inc.	367,098
			6,584,046
		Healthcare-Services: 3.6%
29,200	@	AMERIGROUP Corp.	784,020
34,500	@	Centene Corp.	689,310
43,600	@	Healthsouth Corp.	629,584
56,500	@	Psychiatric Solutions, Inc.	1,284,810
16,779		Universal Health Services, Inc.	819,654
			4,207,378
		Insurance: 0.7%
33,500		Tower Group, Inc.	830,130
			830,130
		Internet: 1.6%
64,700	@	Valueclick, Inc.	680,644
66,200	@	Websense, Inc.	1,181,008
			1,861,652
		Iron/Steel: 0.5%
78,700	@@	Gerdau AmeriSteel Corp.	536,734
			536,734
		Leisure Time: 0.4%
15,200	L	Polaris Industries, Inc.	488,224
			488,224

Shares			Value
		Machinery-Diversified: 1.5%
28,200		Cognex Corp.	$398,466
20,900	L	Gorman-Rupp Co.	421,553
15,392		Nordson Corp.	595,055
12,004		Wabtec Corp.	386,169
			1,801,243
		Miscellaneous Manufacturing: 2.6%
57,600		Actuant Corp.	702,720
25,300	L	Acuity Brands, Inc.	709,665
34,086		Barnes Group, Inc.	405,283
31,375	@	EnPro Industries, Inc.	565,064
75,200	@	Hexcel Corp.	716,656
			3,099,388
		Oil & Gas: 2.9%
23,100	@	Bill Barrett Corp.	634,326
49,300	@	Carrizo Oil & Gas, Inc.	845,495
39,400		Holly Corp.	708,412
106,300	@	McMoRan Exploration Co.	633,548
24,100		Penn Virginia Corp.	394,517
50,300	@	Petroquest Energy, Inc.	185,607
			3,401,905
		Oil & Gas Services: 1.6%
9,600	L	Core Laboratories NV	836,640
27,500	@	Dril-Quip, Inc.	1,047,750
			1,884,390
		Packaging & Containers: 0.8%
19,318		Silgan Holdings, Inc.	947,162
			947,162
		Pharmaceuticals: 4.5%
70,012	@	Akorn, Inc.	84,014
41,500	@	Alkermes, Inc.	449,030
18,100	@,L	Auxilium Pharmaceuticals, Inc.	567,978
17,100	@	BioMarin Pharmaceuticals, Inc.	266,931
29,400	@	Cypress Bioscience, Inc.	276,948
17,500	@	Isis Pharmaceuticals, Inc.	288,750
4,475	@	Myriad Pharmaceuticals, Inc.	20,809
50,973	@	Nektar Therapeutics	330,305
33,280		Omnicare, Inc.	857,293
40,400	@	Onyx Pharmaceuticals, Inc.	1,141,704
37,600	@,L	Savient Pharmaceuticals, Inc.	521,136
20,200	@	Xenoport, Inc.	468,034
			5,272,932
		Retail: 8.2%
7,600	@	Aeropostale, Inc.	260,452
78,500	@	California Pizza Kitchen, Inc.	1,043,265
43,500		Casey's General Stores, Inc.	1,117,515
62,828	@	Ezcorp, Inc.	677,286
39,600	@	Gymboree Corp.	1,405,008
64,000	@,L	Hibbett Sporting Goods, Inc.	1,152,000
59,800	@	Jack in the Box, Inc.	1,342,510
45,515	@	Jo-Ann Stores, Inc.	940,795
44,412	@,L	Lumber Liquidators, Inc.	699,933
27,000	@,L	PF Chang's China Bistro, Inc.	865,620
66,833	@	Wet Seal, Inc.	205,177
			9,709,561

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors: 5.7%
120,700	@	Entegris, Inc.	$328,304
44,062	@	Formfactor, Inc.	759,629
134,100	@	Integrated Device Technology, Inc.	809,964
78,200		Micrel, Inc.	572,424
51,400	@	MKS Instruments, Inc.	677,966
40,100	@	Monolithic Power Systems, Inc.	898,641
81,300	@	ON Semiconductor Corp.	557,718
72,200	@	Semtech Corp.	1,148,702
80,624	@,@@	Verigy Ltd.	981,194
			6,734,542
		Software: 8.1%
31,428	@	Ansys, Inc.	979,296
71,140		Blackbaud, Inc.	1,106,227
43,500	@	Blackboard, Inc.	1,255,410
51,400	@	Commvault Systems, Inc.	852,212
13,700	@	Concur Technologies, Inc.	425,796
7,800	@	DemandTec, Inc.	68,640
79,100	@	EPIQ Systems, Inc.	1,214,185
8,600	@	Medidata Solutions, Inc.	140,868
62,400	@	Solera Holdings, Inc.	1,584,955
31,600	@	SPSS, Inc.	1,054,492
10,800	@	Sybase, Inc.	338,472
50,500	@	Wind River Systems, Inc.	578,730
			9,599,283
		Storage/Warehousing: 0.2%
20,415	@	Mobile Mini, Inc.	299,488
			299,488
		Telecommunications: 4.9%
79,600		Alaska Communications Systems Group, Inc.	582,672
42,700	@	Comtech Telecommunications	1,361,276
95,900	@	Novatel Wireless, Inc.	865,018
26,700		NTELOS Holdings Corp.	491,814
65,600	@	Polycom, Inc.	1,329,712
35,600	@	SBA Communications Corp.	873,624
12,000	@	Starent Networks Corp.	292,920
			5,797,036
		Transportation: 2.1%
33,200	@	Genesee & Wyoming, Inc.	880,132
37,800	@	HUB Group, Inc.	780,192
52,000		Knight Transportation, Inc.	860,600
			2,520,924
Total Common Stock (Cost $114,114,677)			110,738,320
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Diversified: 0.7%
24,500		Digital Realty Trust, Inc.	878,325
			878,325
		Shopping Centers: 0.8%
27,300		Tanger Factory Outlet Centers, Inc.	885,339
			885,339
Total Real Estate Investment Trusts (Cost $1,665,809)			1,763,664

Shares			Value
EXCHANGE-TRADED FUNDS: 2.4%
		Exchange-Traded Funds: 2.4%
49,807	L	iShares Russell 2000 Growth Index Fund	$2,823,559
Total Exchange-Traded Funds (Cost $2,567,168)			2,823,559
Total Long-Term Investments (Cost $118,347,654)			115,325,543
SHORT-TERM INVESTMENTS: 10.8%

	Affiliated Mutual Fund: 2.2%
2,556,000	ING Institutional Prime Money Market Fund - Class I	2,556,000
Total Mutual Fund (Cost $2,556,000)		2,556,000
Principal Amount		Value
	Securities Lending Collateralcc: 8.6%
$10,252,424	Bank of New York Mellon Corp. Institutional Cash Reserves	$10,158,965
Total Securities Lending Collateral (Cost $10,252,424)		10,158,965
Total Short-Term Investments (Cost $12,808,424)		12,714,965

Total Investments in Securities (Cost $131,156,078)*	108.4%	$128,040,508
Other Assets and Liabilities - Net	(8.4)	(9,926,830)
Net Assets	100.0%	$118,113,678

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $137,304,257.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,552,880
Gross Unrealized Depreciation	(17,816,629)
Net Unrealized Depreciation	$(9,263,749)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$110,738,320	$—	$—
Real Estate Investment Trusts	1,763,664	—	—
Exchange-Traded Funds	2,823,559	—	—
Short-Term Investments	2,556,000	10,158,965	—
Total	$117,881,543	$10,158,965	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.3%
		Brazil: 2.7%
926,000		Banco do Brasil SA	$9,994,846
44,102	@	Cosan Ltd.	228,448
			10,223,294
		Canada: 5.2%
58,700	@	Agrium, Inc.	2,341,543
106,312		EnCana Corp.	5,271,042
230,700		GoldCorp, Inc.	8,016,825
123,800		Suncor Energy, Inc.	3,756,092
			19,385,502
		China: 1.2%
6,434,000	L	Huaneng Power International, Inc.	4,508,498
			4,508,498
		France: 13.8%
558,401	L	Air France-KLM	7,161,708
113,600		BNP Paribas	7,408,157
255,009	L	Carrefour SA	10,936,050
60,600		PPR	4,967,826
185,076		Sanofi-Aventis	10,936,120
189,680		Total SA	10,280,797
			51,690,658
		Germany: 11.7%
58,600		Allianz AG	5,405,421
281,300		Bayerische Motoren Werke AG	10,626,143
207,100		Deutsche Lufthansa AG	2,600,905
164,545		E.ON AG	5,841,015

Shares			Value
133,500		MAN AG	$8,214,202
159,000		Siemens AG	10,995,268
			43,682,954
		Greece: 1.6%
213,200		National Bank of Greece SA	5,914,457
			5,914,457
		Hong Kong: 8.1%
614,000	L	China Unicom Ltd. ADR	8,190,760
2,555,000		Hongkong Land Holdings Ltd.	8,998,644
1,296,500		Swire Pacific Ltd.	13,014,179
			30,203,583
		Indonesia: 0.8%
17,158,000		Bumi Resources Tbk PT	3,099,387
			3,099,387
		Italy: 2.2%
2,491,400	L	Terna S.p.A	8,309,105
			8,309,105
		Japan: 15.7%
283,400		Canon, Inc. ADR	9,219,002
150,200		Denso Corp.	3,850,025
1,651,400		Mitsubishi UFJ Financial Group, Inc.	10,197,059
92,400		Rohm Co., Ltd.	6,739,467
486,000		Sharp Corp.	5,041,883
336,300		Sony Corp.	8,773,736
546,600		Sumitomo Corp.	5,556,022
241,200		Toyota Motor Corp.	9,121,550
			58,498,744
		Luxembourg: 0.8%
90,800	L	ArcelorMittal	3,003,664
			3,003,664
		Netherlands: 1.6%
434,800		Royal KPN NV	5,999,270
			5,999,270
		Norway: 2.7%
1,457,900		Norsk Hydro ASA	7,511,962
91,200		Yara International ASA	2,567,565
			10,079,527
		Singapore: 2.7%
985,000		United Overseas Bank Ltd.	9,939,427
			9,939,427
		South Korea: 3.3%
78,200		Hyundai Motor Co.	4,522,976
16,700		Samsung Electronics Co., Ltd.	7,721,488
			12,244,464
		Sweden: 1.5%
503,600		Skanska AB	5,650,238
			5,650,238
		Switzerland: 2.6%
99,500		Adecco SA	4,158,820
31,200		Zurich Financial Services AG	5,514,703
			9,673,523

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value
	Taiwan: 1.3%
1,550,200	HON HAI Precision Industry Co., Ltd.	$4,754,039
		4,754,039
	United Kingdom: 19.8%
275,571	AstraZeneca PLC	12,150,597
139,100	BP PLC ADR	6,632,288
647,738	Cadbury PLC	5,536,660
118,100	Diageo PLC ADR	6,761,225
421,600	GlaxoSmithKline PLC	7,446,846
460,400	Imperial Tobacco Group PLC	11,983,070
132,900	Rio Tinto PLC	4,602,512
6,027,100	Vodafone Group PLC	11,722,339
1,064,300	WPP PLC	7,077,585
		73,913,122
Total Common Stock (Cost $350,677,100)		370,773,456

Principal Amount		Value
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 3.9%
$14,654,751	Bank of New York Mellon Corp. Institutional Cash Reserves	$14,585,838
Total Short-Term Investments (Cost $14,654,751)		14,585,838

Total Investments in Securities (Cost $365,331,851)*	103.2%	$385,359,294
Other Assets and Liabilities - Net	(3.2)	(11,821,051)
Net Assets	100.0%	$373,538,243

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $380,259,816.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$39,723,516
Gross Unrealized Depreciation	(34,624,038)
Net Unrealized Appreciation	$5,099,478

Industry	Percentage of Net Assets
Agriculture	3.2%
Airlines	2.6
Auto Manufacturers	6.5
Auto Parts & Equipment	1.0
Banks	11.6
Beverages	1.8
Chemicals	1.3
Coal	0.8
Commercial Services	1.1
Distribution/Wholesale	1.5
Electric	5.0
Electronics	1.3
Engineering & Construction	1.5
Food	4.5
Holding Companies - Diversified	3.5
Home Furnishings	3.7
Insurance	2.9
Iron/Steel	0.8
Machinery - Diversified	2.2
Media	1.9
Mining	5.4
Miscellaneous Manufacturing	3.0
Office/Business Equipment	2.5
Oil & Gas	7.0
Pharmaceuticals	8.2
Real Estate	2.4
Retail	1.3
Semiconductors	3.9
Telecommunications	6.9
Short-Term Investments	3.9
Other Assets and Liabilities - Net	(3.2)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs+ (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Brazil	$10,223,294	$—	$—
Canada	19,385,502	—	—
China	—	4,508,498	—
France	—	51,690,658	—
Germany	—	43,682,954	—
Greece	—	5,914,457	—
Hong Kong	8,190,760	22,012,823	—
Indonesia	—	3,099,387	—
Italy	—	8,309,105	—
Japan	9,219,002	49,279,742	—
Luxembourg	3,003,664	—	—
Netherlands	—	5,999,270	—
Norway	—	10,079,527	—
Singapore	—	9,939,427	—
South Korea	—	12,244,464	—
Sweden	—	5,650,238	—
Switzerland	—	9,673,523	—
Taiwan	—	4,754,039	—
United Kingdom	17,996,025	55,917,097	—
Total Common Stock	$68,018,247	$302,755,209	$—
Short-Term Investments	—	14,585,838	—
Total	$68,018,247	$317,341,047	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UVPTADVIS  (0609-082809)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2009